Taxes (Details) - Schedule of Reconciles the Statutory Rate		12 Months Ended
		Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Schedule of Reconciles the Statutory Rate [Line Items]
PRC statutory tax rate		25.00%	25.00%	25.00%
Effect of tax holiday and preferential tax rate	[1]	(14.20%)	(11.60%)	(21.00%)
Effect of tax rate in a foreign jurisdiction		3.20%	(7.80%)
Additional deduction for R&D expenses		(1.00%)
Non-deductible expenses		0.10%	(10.60%)	2.80%
Operating income offset loss carryforward
Change of tax rate
Change in valuation allowance		1.20%	5.00%	(6.10%)
Effective tax rate		14.30%	0.00%	0.70%

[1]	The Company’s subsidiaries, Global Mofy China, Kashi Mofy, Shanghai Mofy, Xi’an Mofy and Beijing Mofy are subject to different favorable tax rates and tax holiday for the years ended September 30, 2023 and 2022. For the years ended September 30, 2023 and 2022, as for the years ended September 30, 2022 is a negative amount, there is not a tax saving, the tax saving as the result of the favorable tax rate and tax holiday amounted to $1,086,519 and $nil, respectively, and per share effect of the favorable tax rate (after stock split and share reorganization) were $0.04 and $0.00, respectively.